Supplement to the
Consumer Staples Portfolio
Class A, Class M, Class C, Class I and Class Z
April 29, 2019
Prospectus

James McElligott no longer serves as portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (portfolio manager) has managed the fund since November 2019.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nicola Stafford is portfolio manager of the fund, which she has managed since November 2019. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

ACSF-19-02 1.847521.128	November 8, 2019

Supplement to the
Fidelity® Select Portfolios®
Materials Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2019
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Richard Malnight (co-manager) has managed the fund since November 2017.

Jody Simes (co-manager) has managed the fund since November 2019.

It is expected that Mr. Malnight will transition off of the fund effective on or about April 30, 2020. At that time, Mr. Simes will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Richard Malnight is co-manager of the fund, which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

Jody Simes is co-manager of the fund, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

It is expected that Mr. Malnight will transition off of the fund effective on or about April 30, 2020. At that time, Mr. Simes will assume sole portfolio manager responsibilities for the fund.

AMF-19-02 1.847525.129	November 8, 2019

Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Sector
April 29, 2019
Prospectus

James McElligott no longer serves as portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (portfolio manager) has managed the fund since November 2019.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nicola Stafford is portfolio manager of the fund, which she has managed since November 2019. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

SELCS-19-01 1.918665.112	November 8, 2019

Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2019
Prospectus

The following information replaces similar information for Chemicals Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Richard Malnight (co-manager) has managed the fund since October 2016.

David Wagner (co-manager) has managed the fund since August 2019.

It is expected that Mr. Malnight will retire effective on or about June 30, 2020. At that time, Mr. Wagner will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information for Materials Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Richard Malnight (co-manager) has managed the fund since November 2017.

Jody Simes (co-manager) has managed the fund since November 2019.

It is expected that Mr. Malnight will transition off of the fund effective on or about April 30, 2020. At that time, Mr. Simes will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Chemicals Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Richard Malnight is co-manager of Chemicals Portfolio, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

David Wagner is co-manager of Chemicals Portfolio, which he has managed since August 2019. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.

It is expected that Mr. Malnight will retire effective on or about June 30, 2020. At that time, Mr. Wagner will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Materials Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Richard Malnight is co-manager of Materials Portfolio, which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

Jody Simes is co-manager of Materials Portfolio, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

It is expected that Mr. Malnight will transition off of the fund effective on or about April 30, 2020. At that time, Mr. Simes will assume sole portfolio manager responsibilities for the fund.

SELMT-19-02 1.918620.115	November 8, 2019